Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
The
Compensation Discussion and Analysis section of this
proxy
statement sets forth the financial and other factors considered by the compensation committee when reviewing and setting the compensation of our Chief Executive Officer and other Named Executive Officers for the 2022 performance year. As required by Item 402(v) (the “Rule”) of Regulation
S-K,
the following sets forth information regarding compensation of our principal executive officer, or PEO, and our other non-PEO
named executive officers. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of unvested and outstanding equity awards. In accordance with the Rule, the revaluation of stock awards includes, as applicable:

∎	the year-end fair value of the awards granted in the covered fiscal year (e.g., 2022) that are outstanding and unvested as of the end of the covered fiscal year;

∎
the change in fair value from the end of the prior fiscal year (e.g., 2021) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year;

∎	the fair value, as of the vesting date, of any awards that were granted and vested in the same covered year;

∎
the change in fair value from the end of the prior fiscal year to the vesting date or forfeiture date with respect to any awards granted in prior years that vested or failed to vest, as applicable, in the covered fiscal year; and

∎
the dollar value of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Year	Summary Compensation Table Total for Katharine A. Keenan (1) ($)	Compensation Actually Paid to Katharine A. Keenan (2) ($)	Summary Compensation Table Total for Stephen D. Plavin (1) ($)	Compensation Actually Paid to Stephen A. Plavin (3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4),(5) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4),(5),(6) ($)	Value of Initial Fixed $100 Investment Based On: (7)		Net Income (9) ($in millions)	Distributable Earnings (10) ($in millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (8) ($)

2022	1,284,920	761,432	—	—	148,260	(325,341)	75	69	248.6	489.8

2021	1,620,840	1,860,444	—	457,734	483,135	637,264	99	92	419.2	396.7

2020	—	—	928,556	130,062	811,124	470,503	82	78	137.7	352.0

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Ms. Keenan for 2022 and 2021, and Stephen D. Plavin for 2021 and 2020, who served as our Chief Executive Officer, for the applicable corresponding year as reported in the “Total” column of the “Summary Compensation Table” o
n page 28 of this proxy statement. M
r. Plavin resigned as Chief Executive Officer of the Company effective June 30, 2021 and did not receive any compensation from the Company in 2021 or 2022 for service as an officer of the Company as reported in the
Summary
Compensation Table. For 2021, only that portion of Mr.
Plavin’s
compensation that was earned or paid to him in connection with his role as CEO of the Company and relating to his previously granted equity awards is included in the calculation of “compensation actually paid” to Mr. Plavin.

(2)
In
accordance
with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Ms. Keenan as Chief Executive Officer in the Summary Compensation Table. Importantly, the dollar amounts
do not reflect the
actual
amount of compensation earned by, or paid to, our Chief Executive Officer during the applicable year.

Description	2021 ($)	2022 ($)

Reported Summary Compensation Total	1,620,840	1,284,920

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(1,620,840)	(1,284,920)

Stock Awards Adjustment (a)	1,860,444	761,432

Compensation Actually Paid	1,860,444	761,432

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2022	1,100,840	(411,084)	—	(91,201)	—	162,877	761,432

2021	1,592,240	78,019	—	90,056	—	100,129	1,860,444

(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Mr. Plavin as Chief Executive Officer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, our Chief Executive Officer during the applicable year.

Description	2020 ($)	2021 ($)

Reported Summary Compensation Total	928,556	—

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(928,556)	—

Stock Awards Adjustment (a)	130,062	457,734

Compensation Actually Paid	130,062	457,734

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2021	—	118,380	—	175,257	—	164,097	457,734

2020	893,817	(478,037)	—	(484,532)	—	198,814	130,062

(4)
The
dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers in the “Total” column of the “Summary Compensation Table” on page 28 of this proxy statement as follows:

2020: Ms. Keenan and Messrs. Armer and Marone
2021: Messrs. Armer and Marone. Ms. Keenan, whose 2021 compensation is included in the PEO column, is excluded from this calculation.
2022: Messrs. Armer and Marone

(5)
In
accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
when calculating the “average compensation actually paid” for our other named executive officers the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)

Reported Summary Compensation Total	811,124	483,135	148,260

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(811,124)	(483,135)	(148,260)

Stock Awards Adjustment (a)	470,503	637,264	(325,341)

Compensation Actually Paid	470,503	637,264	(325,341)

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	127,020	(51,191)	—	(7,202)	(447,817)	53,849	(325,341)

2021	474,610	44,805	—	58,861	—	58,988	637,264

2020	648,478	(115,146)	61,734	(187,768)	—	63,205	470,503

(6)
When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of awards of restricted shares of class A common stock calculated under the Financial Accounting Standard Board’s Accounting Codification Topic 718, or ASC Topic 718. Under ASC Topic 718, the grant date fair value is calculated using the closing market price of our class A common stock on the date of grant. Adjustments have been made using the stock price as of year-end
and as of each vesting date, as applicable.

(7)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(8)	Total shareholder return for the group of companies included in the Bloomberg REIT Mortgage Index, which is the industry peer group for purposes of Item 201(e) of Regulation S-K.
(9)	Represents net income attributable to Blackstone Mortgage Trust.
(10)
For purposes of the Rule, we have identified Distributable Earnings as our Company-Selected Metric. We define Distributable Earnings as GAAP net income (loss), including realized gains and losses not otherwise recognized in current period GAAP net income (loss), and excluding
(i) non-cash
equity compensation expense, (ii) depreciation and amortization, (iii) unrealized gains (losses), and (iv) certain non-cash
items. Distributable Earnings may also be adjusted from time to time to exclude one-time
events pursuant to changes in GAAP and certain other
non-cash
charges as determined by our Manager, subject to approval by a majority of our independent directors. Distributable Earnings mirrors the terms of our Management Agreement for purposes of calculating our incentive fee expense. Although Distributable Earnings is one important financial performance measure, among others, that the compensation committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the compensation committee has not historically and does not currently evaluate ‘compensation actually paid’ as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the compensation committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote [Text Block]
(4)
The
dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers in the “Total” column of the “Summary Compensation Table” on page 28 of this proxy statement as follows:

2020: Ms. Keenan and Messrs. Armer and Marone
2021: Messrs. Armer and Marone. Ms. Keenan, whose 2021 compensation is included in the PEO column, is excluded from this calculation.
2022: Messrs. Armer and Marone

Peer Group Issuers, Footnote [Text Block]	Total shareholder return for the group of companies included in the Bloomberg REIT Mortgage Index, which is the industry peer group for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In
accordance
with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Ms. Keenan as Chief Executive Officer in the Summary Compensation Table. Importantly, the dollar amounts
do not reflect the
actual
amount of compensation earned by, or paid to, our Chief Executive Officer during the applicable year.

Description	2021 ($)	2022 ($)

Reported Summary Compensation Total	1,620,840	1,284,920

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(1,620,840)	(1,284,920)

Stock Awards Adjustment (a)	1,860,444	761,432

Compensation Actually Paid	1,860,444	761,432

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2022	1,100,840	(411,084)	—	(91,201)	—	162,877	761,432

2021	1,592,240	78,019	—	90,056	—	100,129	1,860,444

(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Mr. Plavin as Chief Executive Officer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, our Chief Executive Officer during the applicable year.

Description	2020 ($)	2021 ($)

Reported Summary Compensation Total	928,556	—

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(928,556)	—

Stock Awards Adjustment (a)	130,062	457,734

Compensation Actually Paid	130,062	457,734

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2021	—	118,380	—	175,257	—	164,097	457,734

2020	893,817	(478,037)	—	(484,532)	—	198,814	130,062

Non-PEO NEO Average Total Compensation Amount	$ 148,260	$ 483,135	$ 811,124
Non-PEO NEO Average Compensation Actually Paid Amount	$ (325,341)	637,264	470,503
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
In
accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
when calculating the “average compensation actually paid” for our other named executive officers the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)

Reported Summary Compensation Total	811,124	483,135	148,260

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(811,124)	(483,135)	(148,260)

Stock Awards Adjustment (a)	470,503	637,264	(325,341)

Compensation Actually Paid	470,503	637,264	(325,341)

(a)	For each covered year, the amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	127,020	(51,191)	—	(7,202)	(447,817)	53,849	(325,341)

2021	474,610	44,805	—	58,861	—	58,988	637,264

2020	648,478	(115,146)	61,734	(187,768)	—	63,205	470,503

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the non-PEO
named executive officers
(“Other-NEO”)
(each as calculated pursuant to Item 402(v)(2)(iii) of Regulation
S-K)
and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the
Company’s
Total Shareholder Return (“TSR”) to the Compensation Comparison Group (“CCG”) total shareholder return for the three-year period.

Compensation Actually Paid vs. Net Income [Text Block]
Net
Income and Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other-NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation

S-K)

and (2) both the net income
and
Distributable Earnings of the Company for the last three fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Net
Income and Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other-NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation

S-K)

and (2) both the net income
and
Distributable Earnings of the Company for the last three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the non-PEO
named executive officers
(“Other-NEO”)
(each as calculated pursuant to Item 402(v)(2)(iii) of Regulation
S-K)
and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the
Company’s
Total Shareholder Return (“TSR”) to the Compensation Comparison Group (“CCG”) total shareholder return for the three-year period.

Total Shareholder Return Amount	$ 75	99	82
Peer Group Total Shareholder Return Amount	69	92	78
Net Income (Loss)	$ 248,600,000	$ 419,200,000	$ 137,700,000
Company Selected Measure Amount	489,800,000	396,700,000	352,000,000
Katharine A. Keenan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,284,920	$ 1,620,840
PEO Actually Paid Compensation Amount	$ 761,432	$ 1,860,444
PEO Name	Ms. Keenan	Ms. Keenan
Stephen D. Plavin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 928,556
PEO Actually Paid Compensation Amount		$ 457,734	$ 130,062
PEO Name		Stephen D. Plavin	Stephen D. Plavin
PEO [Member] | Katharine A. Keenan [Member] | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,284,920)	$ (1,620,840)
PEO [Member] | Katharine A. Keenan [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,432	1,860,444
PEO [Member] | Katharine A. Keenan [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,100,840	1,592,240
PEO [Member] | Katharine A. Keenan [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(411,084)	78,019
PEO [Member] | Katharine A. Keenan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Katharine A. Keenan [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,201)	90,056
PEO [Member] | Katharine A. Keenan [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	162,877	100,129
PEO [Member] | Stephen D. Plavin [Member] | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (928,556)
PEO [Member] | Stephen D. Plavin [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		457,734	130,062
PEO [Member] | Stephen D. Plavin [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	893,817
PEO [Member] | Stephen D. Plavin [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		118,380	(478,037)
PEO [Member] | Stephen D. Plavin [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Stephen D. Plavin [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		175,257	(484,532)
PEO [Member] | Stephen D. Plavin [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		164,097	198,814
Non-PEO NEO [Member] | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(148,260)	(483,135)	(811,124)
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(325,341)	637,264	470,503
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	127,020	474,610	648,478
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,191)	44,805	(115,146)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	61,734
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,202)	58,861	(187,768)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(447,817)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 53,849	$ 58,988	$ 63,205